Net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Revenues
Gross billing	$ 3,286,668	$ 3,018,937	$ 2,839,597
Billing from products	3,194,857	2,925,797	2,731,872
Billing from freight, contracting insurance services and others	91,811	93,140	107,725
Taxes on sales	(282,378)	(249,202)	(263,979)
Return of products sales	(2,235)	(3,254)	(2,385)
Net revenues	$ 3,002,055	$ 2,766,481	$ 2,573,233